Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2020	Jun. 30, 2019
Statement of Financial Position [Abstract]
Common share, par value	$ 0.0001	$ 0.0001
Common share, shares authorized	100,000,000	100,000,000
Common share, shares issued	15,930,330	13,913,201
Common share, shares outstanding	15,930,330	13,913,201